Financial Risk Management - Summary of Credit Risk Industrial Concentration Financial Institutions and Securities Excluding Equity Securities Derivative (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 250,155,440	₩ 239,198,910
Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	250,174,087	239,217,878
Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(18,647)	(18,968)
Due From Financial Institutions at Amortized Cost
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	32,567,708	27,790,121
Due From Financial Institutions at Amortized Cost | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	548,066
Due From Financial Institutions at Amortized Cost | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	32,019,642	27,790,121
Due From Financial Institutions at Amortized Cost | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 32,569,058	₩ 27,791,693
%	100.00%	100.00%
Due From Financial Institutions at Amortized Cost | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 548,066
%	1.68%
Due From Financial Institutions at Amortized Cost | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 32,020,992	₩ 27,791,693
%	98.32%	100.00%
Due From Financial Institutions at Amortized Cost | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (1,350)	₩ (1,572)
Due From Financial Institutions at Amortized Cost | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0
Due From Financial Institutions at Amortized Cost | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1,350)	(1,572)
Due from financial institutions measured at fair value through profit or loss
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	476,717	59,838
Due from financial institutions measured at fair value through profit or loss | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	476,717	59,838
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 476,717	₩ 59,838
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 476,717	₩ 59,838
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due from financial institutions measured at fair value through profit or loss | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	80,553,348	73,768,636
Securities measured at fair value through profit or loss | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	27,525,884	25,543,224
Securities measured at fair value through profit or loss | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	37,931,231	35,810,087
Securities measured at fair value through profit or loss | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	15,096,233	12,415,325
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 80,553,348	₩ 73,768,636
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 27,525,884	₩ 25,543,224
%	34.17%	34.63%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 37,931,231	₩ 35,810,087
%	47.09%	48.54%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 15,096,233	₩ 12,415,325
%	18.74%	16.83%
Securities measured at fair value through profit or loss | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	8,178,056	11,730,767
Derivative financial assets | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	54,733	51,376
Derivative financial assets | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	7,266,345	10,398,642
Derivative financial assets | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	856,978	1,280,749
Derivative financial assets | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 8,178,056	₩ 11,730,767
%	100.00%	100.00%
Derivative financial assets | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 54,733	₩ 51,376
%	0.67%	0.44%
Derivative financial assets | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 7,266,345	₩ 10,398,642
%	88.85%	88.64%
Derivative financial assets | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 856,978	₩ 1,280,749
%	10.48%	10.92%
Derivative financial assets | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivative financial assets | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	93,312,419	88,735,996
Securities measured at fair value through other comprehensive income | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	57,326,535	49,417,230
Securities measured at fair value through other comprehensive income | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	24,060,595	27,374,090
Securities measured at fair value through other comprehensive income | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	11,925,289	11,944,676
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 93,312,419	₩ 88,735,996
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 57,326,535	₩ 49,417,230
%	61.44%	55.69%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 24,060,595	₩ 27,374,090
%	25.78%	30.85%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 11,925,289	₩ 11,944,676
%	12.78%	13.46%
Securities measured at fair value through other comprehensive income | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	35,067,192	37,113,552
Securities measured at amortized cost | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	14,337,474	15,498,227
Securities measured at amortized cost | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	20,554,405	21,395,766
Securities measured at amortized cost | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	175,313	219,559
Securities measured at amortized cost | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 35,084,489	₩ 37,130,948
%	100.00%	100.00%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 14,338,528	₩ 15,499,014
%	40.87%	41.75%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 20,570,329	₩ 21,411,994
%	58.63%	57.66%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 175,632	₩ 219,940
%	0.50%	0.59%
Securities measured at amortized cost | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (17,297)	₩ (17,396)
Securities measured at amortized cost | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(1,054)	(787)
Securities measured at amortized cost | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(15,924)	(16,228)
Securities measured at amortized cost | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (319)	₩ (381)